UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

The New Economy Fund®
Investment portfolio

February 28, 2007

unaudited

Common stocks — 91.61%	Shares	Market value (000)

BANKS — 12.35%
UniCredito Italiano SpA (Italy)	7,140,000	$66,151
UniCredito Italiano SpA (Germany)	6,750,000	62,136
Freddie Mac	1,830,000	117,449
Erste Bank der oesterreichischen Sparkassen AG	1,398,500	103,877
Société Générale	500,275	84,256
Wells Fargo & Co.	2,200,000	76,340
Pusan Bank	5,160,000	71,530
ICICI Bank Ltd.	3,660,000	68,874
HDFC Bank Ltd.	3,000,000	63,634
Mitsui Trust Holdings, Inc.	4,050,000	45,186
Grupo Financiero Banorte, SAB de CV, Series O	8,800,000	34,424
Raiffeisen International Bank Holding AG	254,500	34,232
Kookmin Bank	369,200	33,257
SinoPac Financial Holdings Co. Ltd.[1]	61,440,000	30,756
Shinhan Financial Group Co., Ltd.	502,000	28,316
BNP Paribas	262,550	27,412
Banco Santander Central Hispano, SA	1,369,523	25,377
Sberbank (Savings Bank of the Russian Federation) (GDR)	50,000	21,582
Daegu Bank, Ltd.	1,192,800	20,336
City National Corp.	275,000	19,850
Banco Bradesco SA, preferred nominative	526,467	19,404
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	14,275
JSC Halyk Bank of Kazakhstan (GDR)[2]	473,000	10,997
JSC Halyk Bank of Kazakhstan (GDR)[2,3]	115,400	2,683
South Financial Group, Inc.	425,000	11,382
HSBC Holdings PLC (United Kingdom)	398,812	6,972
Hypo Real Estate Holding AG	48,265	3,056
		1,103,744

SOFTWARE & SERVICES — 10.97%
Google Inc., Class A2	494,000	222,028
Microsoft Corp.	5,080,000	143,104
Affiliated Computer Services, Inc., Class A2	1,673,000	86,946
Symantec Corp.[2]	5,000,000	85,500
Oracle Corp.[2]	4,870,000	80,014
Tencent Holdings Ltd.	17,052,000	58,606
Paychex, Inc.	1,125,000	45,709
eBay Inc.[2]	1,260,000	40,396
Yahoo! Inc.[2]	1,200,000	37,032
CNET Networks, Inc.[2]	4,080,000	35,822
NAVTEQ Corp.[2]	964,000	30,809
Intuit Inc.[2]	1,000,000	29,510
First Data Corp.	1,035,000	26,424
Automatic Data Processing, Inc.	465,000	23,152
Iron Mountain Inc.[2]	600,000	16,710
Novell, Inc.[2]	1,760,000	11,651
livedoor Co., Ltd.[1,2]	8,430,000	6,764
		980,177

RETAILING — 7.21%
Target Corp.	2,550,000	156,901
Lowe’s Companies, Inc.	3,550,000	115,588
Stockmann Oyj, Class B	1,600,000	70,870
Liberty Media Holding Corp., Liberty Interactive, Series A2	2,690,000	63,403
Li & Fung Ltd.	12,000,000	38,094
Limited Brands, Inc.	1,373,800	38,027
IAC/InterActiveCorp[2]	925,000	36,260
Expedia, Inc.[2]	1,665,000	35,398
Best Buy Co., Inc.	750,000	34,853
Lotte Shopping Co.	70,000	25,319
Williams-Sonoma, Inc.	369,800	12,484
DSG International PLC	3,556,600	11,933
Takashimaya Co., Ltd.	352,000	4,614
		643,744

HEALTH CARE EQUIPMENT & SERVICES — 6.91%
Medtronic, Inc.	1,555,000	78,310
Zimmer Holdings, Inc.[2]	900,000	75,897
Smith & Nephew PLC	6,196,500	72,098
C. R. Bard, Inc.	750,000	59,850
Kyphon Inc.[2]	1,230,000	55,485
Apria Healthcare Group Inc.[2]	1,570,000	50,005
St. Jude Medical, Inc.[2]	1,200,000	47,580
Aetna Inc.	1,000,000	44,270
CIGNA Corp.	250,000	35,625
Express Scripts, Inc.[2]	350,000	26,394
Advanced Medical Optics, Inc.[2]	660,000	25,436
Cardinal Health, Inc.	260,000	18,223
FoxHollow Technologies, Inc.[2]	750,000	16,770
Adeza Biomedical Corp.[2]	464,000	11,257
		617,200

TELECOMMUNICATION SERVICES — 6.86%
Telephone and Data Systems, Inc.	931,100	51,853
Telephone and Data Systems, Inc., Special Common Shares	931,100	47,710
Sprint Nextel Corp., Series 1	4,730,000	91,194
DiGi.Com Bhd.	13,974,400	67,856
Bharti Airtel Ltd.[2]	4,000,000	65,236
Qwest Communications International Inc.[2]	7,311,500	64,926
Koninklijke KPN NV	3,228,300	49,785
Millicom International Cellular SA2	630,000	45,297
Philippine Long Distance Telephone Co.	465,040	22,264
Philippine Long Distance Telephone Co. (ADR)	299,500	14,676
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	28,559,000	27,846
OJSC Mobile TeleSystems (ADR)	427,300	21,920
NeuStar, Inc., Class A2	650,000	20,800
LG Telecom Ltd.[2]	1,260,253	15,328
América Móvil, SAB de CV, Series L (ADR)	139,500	6,110
		612,801

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.23%
Intel Corp.	5,400,000	$107,190
Maxim Integrated Products, Inc.	3,200,000	104,800
Texas Instruments Inc.	2,050,000	63,468
MEMC Electronic Materials, Inc.[2]	1,000,000	51,570
Novellus Systems, Inc.[2]	1,400,000	45,080
Altera Corp.[2]	1,750,000	36,942
Siliconware Precision Industries Co., Ltd.[1]	16,859,140	29,699
Applied Materials, Inc.	1,400,000	25,998
Hynix Semiconductor Inc.[2]	691,820	22,892
Samsung Electronics Co., Ltd.	33,500	20,177
Linear Technology Corp.	600,000	19,914
Microchip Technology Inc.	500,000	17,800
Advanced Micro Devices, Inc.[2]	501,600	7,554
Sunplus Technology Co. Ltd.[1]	3,421,376	3,969
		557,053

MEDIA — 6.22%
Time Warner Inc.	5,500,000	111,925
News Corp., Class A	3,502,815	78,918
Comcast Corp., Class A2	2,250,000	57,870
Walt Disney Co.	1,300,000	44,538
XM Satellite Radio Holdings Inc., Class A2	3,100,000	44,516
Vivendi SA	1,100,000	43,427
British Sky Broadcasting Group PLC	3,335,000	36,448
Arbitron Inc.	670,520	30,046
E. W. Scripps Co., Class A	600,000	27,210
Schibsted ASA	525,000	21,373
Discovery Holding Co., Class A2	1,328,000	21,328
Grupo Televisa, SA, ordinary participation certificates (ADR)	690,000	18,830
SET India Ltd.[1,2,3]	79,866	7,411
Mediaset SpA	566,000	6,573
Next Media Ltd.	13,136,000	5,011
		555,424

TECHNOLOGY HARDWARE & EQUIPMENT — 5.07%
Cisco Systems, Inc.[2]	5,929,200	153,804
Nokia Corp.	1,900,000	41,438
Advantech Co., Ltd.[1]	11,422,860	40,769
Wistron Corp.[1]	23,715,000	32,496
Seagate Technology	1,200,000	32,280
Nidec Corp.	450,000	29,455
International Business Machines Corp.	315,000	29,298
EMC Corp.[2]	2,000,000	27,900
High Tech Computer Corp.[1]	1,200,000	17,361
Acer Inc.[1]	8,499,660	15,828
Flextronics International Ltd.[2]	1,031,534	11,275
LG.Philips LCD Co., Ltd.[2]	323,000	10,619
Wintek Corp.[1]	12,035,965	10,382
		452,905

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.67%
Bayer AG	2,124,000	122,116
Roche Holding AG	475,000	84,734
Novo Nordisk A/S, Class B	520,000	44,780
Forest Laboratories, Inc.[2]	750,000	38,820
Bristol-Myers Squibb Co.	1,400,000	36,946
Millennium Pharmaceuticals, Inc.[2]	3,200,000	34,560
UCB SA	501,960	32,411
Amgen Inc.[2]	210,000	13,495
Merck KGaA	73,965	9,200
		417,062

ENERGY — 3.72%
Schlumberger Ltd.	2,450,000	153,860
FMC Technologies, Inc.[2]	1,150,000	75,647
Baker Hughes Inc.	800,000	52,088
Smith International, Inc.	1,240,373	50,855
		332,450

TRANSPORTATION — 2.92%
Nippon Express Co., Ltd.	9,760,000	62,319
Ryanair Holdings PLC (ADR)[2]	1,239,800	55,605
Cintra, Concesiones de Infraestructuras de Transporte, SA	2,625,000	46,176
JetBlue Airways Corp.[2]	2,600,000	32,006
Singapore Post Private Ltd.	41,974,000	30,762
United Parcel Service, Inc., Class B	375,000	26,321
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	182,700	7,584
		260,773

DIVERSIFIED FINANCIALS — 2.65%
Capital One Financial Corp.	750,000	57,810
Citigroup Inc.	1,000,000	50,400
Deutsche Börse AG	235,000	47,044
Bank of New York Co., Inc.	775,000	31,481
J.P. Morgan Chase & Co.	550,000	27,170
ING Groep NV	531,910	22,702
		236,607

UTILITIES — 2.17%
Veolia Environnement	1,083,200	76,388
Electric Power Development Co., Ltd.	647,400	32,643
Electricity Generating PCL	9,011,000	25,253
Hong Kong and China Gas Co. Ltd.	10,042,000	21,929
E.ON AG	113,000	14,817
Tokyo Gas Co., Ltd.	2,220,000	12,469
Reliance Energy Ltd.	510,002	5,550
NTPC Ltd.	1,619,000	5,138
		194,187

CONSUMER SERVICES — 2.15%
Carnival Corp., units	1,100,000	51,062
Shangri-La Asia Ltd.	19,000,000	49,249
William Hill PLC	3,891,740	48,374
OSI Restaurant Partners, Inc.	900,000	36,000
Greek Organization of Football Prognostics SA	198,710	7,017
		191,702

INSURANCE — 1.98%
American International Group, Inc.	1,613,985	108,298
Admiral Group PLC	2,512,922	50,983
XL Capital Ltd., Class A	250,000	17,750
		177,031

COMMERCIAL SERVICES & SUPPLIES — 1.97%
Monster Worldwide, Inc.[2]	1,250,000	62,325
Rentokil Initial PLC	12,000,000	34,906
Robert Half International Inc.	700,000	27,349
Buhrmann NV	2,000,000	27,325
United Stationers Inc.[2]	431,300	23,721
		175,626

FOOD & STAPLES RETAILING — 1.81%
Walgreen Co.	1,200,000	53,652
Wal-Mart de México, SAB de CV, Series V	12,400,000	48,006
Costco Wholesale Corp.	560,000	31,299
Seven & I Holdings Co., Ltd.	534,800	17,164
Tesco PLC	1,350,000	11,443
		161,564

CONSUMER DURABLES & APPAREL — 0.50%
Cyrela Brazil Realty SA, ordinary nominative	2,700,000	25,102
SEGA SAMMY HOLDINGS INC.	786,000	19,683
		44,785

MATERIALS — 0.41%
Nitto Denko Corp.	718,000	36,688

REAL ESTATE — 0.05%
AEON Mall Co., Ltd.	148,000	4,525

CAPITAL GOODS — 0.02%
Hi-P International Ltd.	3,885,000	1,767

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		426,373

Total common stocks (cost: $6,220,653,000)		8,184,188

	Shares or principal amount
Convertible securities — 0.49%

TECHNOLOGY HARDWARE & EQUIPMENT — 0.39%
Lucent Technologies Inc. 8.00% convertible notes 2031	$35,000,000	35,350

SOFTWARE & SERVICES — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,3]	3,500,000	7

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		8,752

Total convertible securities (cost: $42,314,000)		44,109

	Principal amount	Market value
Short-term securities — 7.79%	(000)	(000)

Bank of America Corp. 5.235%-5.24% due 3/1-4/9/2007	$50,100	$49,953
Ranger Funding Co. LLC 5.25% due 4/12-4/16/2007[3]	39,300	39,043
Clipper Receivables Co., LLC 5.245%-5.25% due 3/22-3/29/2007[3]	87,600	87,260
Variable Funding Capital Corp. 5.24%-5.245% due 3/7-4/10/2007[3]	79,500	79,180
Atlantic Industries 5.18%-5.21% due 3/8-4/26/2007[3]	44,932	44,714
Coca-Cola Co. 5.18% due 3/12/2007[3]	27,900	27,852
Johnson & Johnson 5.18% due 3/8-4/17/2007[3]	67,114	66,860
Procter & Gamble International Funding S.C.A. 5.23% due 3/6-4/23/2007[3]	42,000	41,847
AT&T Inc. 5.24% due 3/19/2007[3]	30,400	30,316
Park Avenue Receivables Co., LLC 5.25%-5.26% due 3/5-3/26/2007[3]	30,000	29,926
CAFCO, LLC 5.23%-5.24% due 3/28-4/2/2007[3]	30,000	29,860
Hershey Co. 5.20% due 3/2/2007[3]	29,400	29,391
International Lease Finance Corp. 5.22%-5.23% due 3/9-4/5/2007	26,700	26,640
Caterpillar Financial Services Corp. 5.20% due 3/5/2007	25,000	24,982
3M Co. 5.18% due 3/30/2007	24,400	24,294
Illinois Tool Works Inc. 5.21% due 3/14-3/21/2007	20,000	19,949
Abbott Laboratories 5.19% due 4/2/2007[3]	18,100	18,014
Eli Lilly and Co. 5.19% due 3/13/2007[3]	10,700	10,680
Harley-Davidson Funding Corp. 5.20% due 4/17/2007[3]	10,500	10,428
Fannie Mae 5.135% due 4/4/2007	4,800	4,775

Total short-term securities (cost: $695,958,000)		695,964

Total investment securities (cost: $6,958,925,000)		8,924,261
Other assets less liabilities		9,815

Net assets		$8,934,076

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $220,530,000.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $555,472,000, which represented 6.22% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 28, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affilates at 2/28/07 (000)

Apria Healthcare Group Inc.*	2,200,000	—	630,000	1,570,000	—	—

*Unaffiliated at 2/28/2007.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$2,189,473
Gross unrealized depreciation on investment securities	(224,180)
Net unrealized appreciation on investment securities	1,965,293
Cost of investment securities for federal income tax purposes	6,958,968

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-914-0407-S6896

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Timothy D. Armour
Timothy D. Armour, President and Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Timothy D. Armour
Timothy D. Armour, President and Principal Executive Officer

Date: April 27, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: April 27, 2007